Summary of Accumulated Other Comprehensive Income (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	$ 159,714
Ending Balance	147,476	$ 159,714
Unrealized Foreign Currency Translation Gains (Losses) [member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	579,070	472,401
Other comprehensive income (loss)	(33,433)	106,669
Ending Balance	545,637	579,070
Foreign Exchange Gain (Loss) on Net Investment Hedge [member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	(424,754)	(343,019)
Other comprehensive income (loss)	21,195	(81,735)
Ending Balance	(403,559)	(424,754)
Tax Benefit Related To Net Investment Hedge Of Long Term Debt [Member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	5,398	5,398
Ending Balance	5,398	5,398
Accumulated Other Comprehensive Income [Member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	159,714	134,780
Other comprehensive income (loss)	(12,238)	24,934
Ending Balance	$ 147,476	$ 159,714